Fair Value Measurement - Changes in level 3 items (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Liabilities	R$ 461,299	R$ 709,897
Transfers into Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
Opening balance at January 1	709,897
Balance at December 31	461,299	709,897
Share-based compensation | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	52,283	46,260	R$ 34,950
Reconciliation of changes in fair value measurement, liabilities [abstract]
Opening balance at January 1	46,260	34,950	7,045
Issue of shares to employees	0	0	1,844
Settlement in cash	0	0	(2,238)
Reclassification from (to) equity	0	(513)	7,299
Expenses recognized - general and administrative	6,023	11,823	21,000
Balance at December 31	R$ 52,283	R$ 46,260	R$ 34,950